Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

8. Discontinued Operations

In June 2020, the Company’s board of directors adopted a plan to end its involvement through the various 2019 CMI contracts with the cultivation, manufacturing of infused products and retail distribution businesses through the sale of Good Meds. The Company determined that the intended sale represented a strategic shift that will have a major effect on the Company’s operations and financial results and therefore, for financial statement reporting purposes classified Good Meds and its consolidated VIE CMI as held for sale at September 30, 2021 and December 31, 2020.

The accompanying consolidated balance sheets include the following carrying amounts of assets and liabilities related to these CMI discontinued operations:

	September 30, 2021	December 31, 2020
Assets
Accounts receivable, net	$38,188	$66,043
Prepaid expenses	11,696	7,601
Inventory, net	1,311,197	791,868
Property and equipment, net	2,995,332	2,714,771
Intangible assets, net	2,481,128	2,481,128
Security deposits	11,522	11,522
Right of use asset, net	464,735	794,907
Total current assets held for sale	7,313,798	6,867,840

Total assets held for sale	$7,313,798	$6,867,840

Liabilities
Accounts payable and accrued expenses	252,882	211,463
Taxes payable	16,331	22,645
Notes payable, related parties	-	458,599
Right of use liability	407,871	771,578
Total liabilities held for sale	677,084	1,464,285
Net assets	$6,636,714	$5,403,555

The consolidated statements of operations include the following operating results related to these CMI discontinued operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net sales	$1,399,505	$1,858,202	$4,713,077	$5,187,069
Cost of goods sold, inclusive of depreciation	857,281	1,354,626	2,982,974	3,982,677
Gross profit	542,224	503,576	1,730,103	1,204,392

Operating expenses:
Personnel costs	71,085	104,021	335,182	286,788
Sales and marketing	186,190	224,382	621,765	699,080
General and administrative	29,307	54,904	82,144	186,614
Legal and professional fees	5,550	56,436	35,815	77,667
Amortization expense	-	8,967	-	26,901
Total operating expenses	292,132	448,710	1,074,906	1,277,050
Gain / (loss) from operations	250,092	54,866	655,197	(72,658)

Other income (expenses):
Interest expense	-	(25,858)	(49,803)	(126,083)
Goodwill impairment	-	(4,663,514)	-	(4,663,514)
Total other expenses	-	(4,689,372)	(49,803)	(4,789,597)
Net gain / (loss) from discontinued operations, before taxes	250,092	(4,634,506)	605,394	(4,862,255)
Income taxes	-	-	-	-
Net loss from discontinued operations	$250,092	$(4,634,506)	$605,394	$(4,862,255)

8. DISCONTINUED OPERATIONS

In April 2019, the Company began to reposition itself into the cannabis industry. On July 1, 2019, the Company disposed of its Colombian subsidiary, Devco, in exchange for its acquisition of 100% of the membership units of General Extract. Devco’s net assets primarily consisted of approximately 13 hectares of undeveloped land. The operations of the Colombian business and land were accounted for as discontinued operations through the date of divestiture.

The accompanying consolidated balance sheets include the following carrying amounts of assets and liabilities related to these Devco discontinued operations:

	As of December 31, 2020	As of December 31, 2019	As of July 1, 2019*
Assets
Cash	$-	$-	$18,472
Prepaid expenses and advances	-	-	29,980
Current assets held for sale	-	-	48,452
Property and equipment, net	-	-	456,762
Total assets held for sale	-	-	505,214

Liabilities
Accounts payable and accrued liabilities	-	-	23,123
Total liabilities held for sale	-	-	23,123
Net assets	$-	$-	$482,091

*	- Date of Devco disposition

The consolidated statements of operations include the following operating results related to these Devco discontinued operations:

	Year Ended December 31,
	2020	2019
Selling, marketing and administrative	$-	$19,716
Impairment loss	-	903
Interest expense	-	310
Net loss from discontinued operations, before taxes	-	(20,929)
Income taxes	-	1,350
Net loss from discontinued operations, net of tax	$-	$(22,279)

Foreign currency translation adjustments	-	(5,370)
Comprehensive loss from discontinued operations, net of tax	$-	$(27,649)

For the year ended December 31, 2019, statements of cash flows include non-cash impairment charges of $903 and depreciation expense of $368 related to these Devco discontinued operations.

In June 2020, the Company’s board of directors adopted a plan to exit the cultivation, manufacturing of infused products and retail distribution businesses through the sale of Good Meds. The Company determined that the intended sale represented a strategic shift that will have a major effect on the Company’s operations and financial results and therefore, for financial statement reporting purposes classified Good Meds and its consolidated VIE CMI as held for sale at December 31, 2020 and December 31, 2019.

The accompanying consolidated balance sheets include the following carrying amounts of assets and liabilities related to these CMI discontinued operations:

	December 31, 2020	December 31, 2019
Assets
Accounts receivable, net	$66,043	$113,599
Prepaid expenses	7,601	11,588
Inventory, net	791,868	768,633
Property and equipment, net	2,714,771	2,152,626
Goodwill	-	4,663,514
Intangible assets, net	2,481,128	2,869,247
Security deposits	11,522	15,608
Right of use asset, net	794,907	1,243,732
Total current assets held for sale	6,867,840	11,838,547

Total assets held for sale	$6,867,840	$11,838,547

Liabilities
Accounts payable and accrued expenses	211,463	337,386
Taxes payable	22,645	24,865
Notes payable, related parties	458,599	307,450
Right of use liability	771,578	1,243,732
Total liabilities held for sale	1,464,285	1,913,433
Net assets	$5,403,555	$9,925,114

The consolidated statements of operations include the following operating results related to these CMI discontinued operations:

	Year Ended December 31,
	2020	2019
Net sales	$6,860,282	$3,460,566
Cost of goods sold, inclusive of depreciation	4,901,237	2,237,004
Gross profit	1,959,045	1,223,562

Operating expenses:
Personnel costs	402,389	266,165
Sales and marketing	908,502	414,210
General and administrative	231,376	132,894
Legal and professional fees	156,782	81,234
Amortization expense	26,901	16,653
Total operating expenses	1,725,950	911,156
Gain from operations	233,095	312,406

Other income (expenses):
Interest expense	(153,592)	(13,013)
Goodwill impairment	(4,663,514)	-
Intangibles impairment	(361,218)	-
Other income	-	3,092
Total other income (expenses)	(5,178,324)	(9,921)
Net gain / (loss) from discontinued operations, before taxes	(4,945,229)	302,485
Income taxes	-	-
Net gain / (loss) from discontinued operations	$(4,945,229)	$302,485